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                                 ROPES & GRAY
                             ONE FRANKLIN SQUARE
                             1301 K STREET, N.W.
                                SUITE 800 EAST
                          WASHINGTON, DC  20005-3333
                                (202) 626-3900
                             FAX: (202) 626-3961

                 WRITER'S DIRECT DIAL NUMBER:  (202) 626-3923
                               January 2, 1997




VIA EDGAR
---------

Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

        Re:     BB&T Mutual Funds Group (File Nos. 33-49098 and 811-06719)
                ----------------------------------------------------------

Dear Sir or Madam:

        Accompanying this letter for filing pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is a conformed copy of a Rule 497(j) Certification for the BB&T Mutual Funds Group. Manually executed copies of this Certification and the accompanying Power of Attorney were executed prior to the time of this filing and will be retained for five years.

        Please call me at (202) 626-3923 if you have any questions regarding this filing.

                                        Sincerely,

                                        /s/ Maryellen M. Lundquist

                                        Maryellen M. Lundquist
MML/nls:7033609.01
Attachments


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                          RULE 497(j) CERTIFICATION
                          -------------------------



        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 10 filed on December 19, 1996 and effective on January 2, 1997 pursuant to Rule 485(b).
The text of Post-Effective Amendment No. 10 was filed electronically.


                               BB&T MUTUAL FUNDS GROUP
                               Registrant


                                    /s/ J. David Huber
                               ------------------------------------------------
                                    J. David Huber, Chairman


                               By:  /s/ Alan G. Priest
                               ------------------------------------------------
                                    Alan G. Priest, As attorney-in-fact
                                    Pursuant to power of attorney filed herewith